Offerings	Mar. 13, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	40,848,893
Maximum Aggregate Offering Price	$ 23,079,624.54
Amount of Registration Fee	$ 3,187.30
Rule 457(f)	true
Amount of Securities Received | shares	40,848,893
Value of Securities Received, Per Share	0.565
Value of Securities Received	$ 23,079,624.54
Fee Note MAOP	$ 23,079,624.54
Offering Note	Represents the estimated maximum number of shares of common stock, par value $0.0001 per share ("Topco Common Stock"), of Beacon Topco, Inc. (the "Registrant") that may be issued to the holders of ordinary shares, par value GBP0.000025 per share (the "Barinthus Ordinary Shares"), of Barinthus Biotherapeutics plc ("Barinthus Bio") represented by American Depositary Shares (the "Barinthus ADSs"), each Barinthus ADS representing one (1) Barinthus Ordinary Share pursuant to a scheme of arrangement, in accordance with that Agreement and Plan of Merger (the "Merger Agreement"), dated September 29, 2025, as amended by that certain Amendment to the Agreement and Plan of Merger, dated as of February 22, 2026, entered into by and among the Registrant, Barinthus Bio, Clywedog Therapeutics, Inc. ("Clywedog") and Beacon Merger Sub, Inc. ("Merger Sub"), as described in the proxy statement/prospectus contained in the registration statement on Form S-4 (the "Registration Statement") to which this Exhibit 107 is attached. The number of shares of Topco Common Stock being registered under this line item is an estimate based on (i) the high end of 0.166667 of the exchange ratio range of 0.1 to 0.166667 shares of Topco Common Stock for each Barinthus Ordinary Share (the "Scheme Exchange Ratio") described in the Registration Statement, multiplied by (ii) 40,848,893 Barinthus Ordinary Shares outstanding as of March 6, 2026. The value per share of securities to be received and maximum aggregate offering price are estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and 457(f)(1) under the Securities Act of 1933, as amended (the "Securities Act"). The offering price per share of securities to be received and maximum aggregate offering price used to determine the amount of the registration fee are based upon the average of the high and low prices of Barinthus ADSs, as reported on the Nasdaq Capital Market on March 10, 2026 ($0.5650), a date within five (5) business days prior to the filing of the Registration Statement ("Barinthus Value per Share"). The Maximum Aggregate Offering Price is estimated using the product of (i) the Barinthus Value per Share, multiplied by (ii) the estimated maximum number of Barinthus Ordinary Shares to be converted in the merger (40,848,893). Pursuant to Rule 416(a) of the Securities Act, the Registration Statement shall also cover any additional shares of Topco Common Stock that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Topco Common Stock.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	4,482
Maximum Aggregate Offering Price	$ 1,764.54
Amount of Registration Fee	$ 0.24
Rule 457(f)	true
Amount of Securities Received | shares	8,822,684
Value of Securities Received, Per Share	0.0002
Value of Securities Received	$ 1,764.54
Fee Note MAOP	$ 1,764.54
Offering Note	Represents the estimated maximum number of shares of Topco Common Stock that may be issued to the holders of shares of common stock, $0.0001 par value per share (the "Clywedog Common Stock"), of Clywedog and Series Seed Preferred Stock, $0.0001 par value per share (the "Clywedog Preferred Stock" and together with the Clywedog Common Stock, the "Clywedog Shares"), of Clywedog upon completion of the proposed merger (the "Merger") of Merger Sub with and into Clywedog, pursuant to the terms of the Merger Agreement, as described in the proxy statement/prospectus contained in the Registration Statement to which this Exhibit 107 is attached. The number of shares of Topco Common Stock being registered under this line item is an estimate based on the high end of 0.000508 of the exchange ratio range of 0.000305 to 0.000508 shares of Topco Common Stock for each Clywedog Share (the "Merger Exchange Ratio") upon completion of the proposed merger (the "Merger") of Merger Sub with and into Clywedog, pursuant to the terms of the Merger Agreement, as described in the proxy statement/prospectus contained in the Registration Statement to which this Exhibit 107 is attached. The offering price per share and aggregate offering price are estimated solely for the purpose of calculating the amount of the registration fee pursuant to 457(f)(2) under the Securities Act. The value per share of securities to be received and maximum aggregate offering price used to determine the amount of the registration fee are based upon an amount equal to one-third of the par value of the Clywedog Shares to be exchanged for shares of Topco Common Stock in the Merger, multiplied by the Merger Exchange Ratio. Clywedog is a private company, no market exists for its securities and Clywedog has an accumulated capital deficit. Pursuant to Rule 416(a) of the Securities Act, the Registration Statement shall also cover any additional shares of Topco Common Stock that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Topco Common Stock.